Information by Segment	12 Months Ended
Dec. 31, 2024
INFORMATION BY SEGMENT
Information by Segment

35.  INFORMATION BY SEGMENT

35.1. Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the generation or the distribution business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The generation and networks and the distribution reportable segments were defined based on IFRS 8.9 and on the criteria described in IFRS 8.12.

Generation Segment: The electricity generation segment is composed of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end consumers. The generation business in Chile is conducted by the Company’s subsidiaries Enel Generación Chile S.A. and Empresa Eléctrica Pehuenche S.A., and the Company’s Group is engaged in the development and exploitation of non-conventional renewable energies through our subsidiary Enel Green Power Chile S.A.

Distribution and Networks Segments: The electricity distribution and network segments are comprised of the companies Enel Distribución Chile S.A. and its subsidiary Enel Colina S.A., which operate under an energy distribution concession regime, with service obligations and regulated rates to supply the electricity through their distribution networks to regulated customers.

It should be noted that on December 9, 2022, the Group disposed of its interest in Enel Transmisión Chile, a company belonging to the Distribution and Networks segment until that date. Following the accounting criteria described in Note 3.k), the sale of this company did not qualify as a discontinued operation. Therefore, its results up to the sale date are part of the consolidated results of Enel Chile and are included in the results of the Distribution and Networks segment detailed below.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation Business, and another set of combined information for the Distribution and Networks Business at the reportable segment level. In addition, in order to assist the decision-making process, the Planning & Control Department at Parent Company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: EBITDA[1], Total Capex[2], Profit for the Year, Total Energy Generation[3], Distribution and Networks[4], among others. The presentation of information under this business approach has been made taking into consideration that the KPIs are similar in each of the following aspects:

a)	The nature of the activities: generation on one hand, and distribution and networks on the other;
b)	The nature of the production processes: The Generation Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution and Networks Business does not generate electricity, but distributes electricity to end customers;
c)	The methods used to distribute its products or provide the services: generators normally sell energy through energy bids, whereas distributors and transmitters deliver energy in their concession area or area where their facilities operate; and

d)	The nature of the regulatory framework for public electricity services: the regulatory framework distinguishes between Generation companies, which can freely decide whether to sell their energy and capacity to regulated or unregulated customers; and Distribution and Networks companies, which, as natural monopolies, are subject to regulated tariffs and are required free access to their networks.

The Company’s highest decision-making authority reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s consolidated financial statements.

35.2 Financial information by business line

	Generation		Distribution and Networks		Holdings and eliminations		Total
	12-31-2024	12-31-2023	12-31-2024	12-31-2023	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	2,104,242,746	1,918,545,247	669,750,788	536,336,504	(539,774,681)	(83,910,492)	2,234,218,853	2,370,971,259
Cash and cash equivalents	266,287,007	212,823,126	2,697,596	2,940,695	114,414,716	347,527,469	383,399,319	563,291,290
Other current financial assets	18,950,949	65,072,295	24,290	1,120,178	543,273	1,544,161	19,518,512	67,736,634
Other current non-financial assets	109,757,756	63,169,465	5,133,403	4,807,040	38,272,222	32,520,820	153,163,381	100,497,325
Trade and other receivables, current	802,321,259	912,771,091	653,308,293	494,896,062	34,335,681	41,627,396	1,489,965,233	1,449,294,549
Current receivables due from related parties	841,728,683	602,190,049	3,382,883	24,952,429	(802,328,230)	(576,868,353)	42,783,336	50,274,125
Inventories	53,363,088	50,938,318	4,866,498	5,724,742	6,938,987	2,098,819	65,168,573	58,761,879
Current tax assets	11,834,004	11,580,903	337,825	1,895,358	68,048,670	67,639,196	80,220,499	81,115,457

NON-CURRENT ASSETS	7,341,260,924	6,773,894,183	2,213,624,570	1,849,188,188	930,793,237	839,667,406	10,485,678,731	9,462,749,777
Other non-current financial assets	2,326,422	11,602,385	—	—	2,319,881	—	4,646,303	11,602,385
Other non-current non-financial assets	146,175,121	233,071,238	1,773,050	3,953,515	649,652	1,369,111	148,597,823	238,393,864
Trade and other non-current receivables	8,379,685	4,475,497	1,091,505,544	802,625,706	59,366,440	96,576,938	1,159,251,669	903,678,141
Non-current receivables due from related parties	78,148,329	153,975,416	—	—	(78,148,329)	(153,975,416)	—	—
Investments accounted for using the equity method	32,703,763	20,010,858	—	—	—	5,342,927	32,703,763	25,353,785
Intangible assets other than goodwill	206,938,335	109,392,412	74,586,328	77,195,083	11,823,793	8,422,005	293,348,456	195,009,500
Goodwill	35,809,083	34,627,899	2,240,478	2,240,478	851,193,351	847,596,281	889,242,912	884,464,658
Property, plant and equipment	6,543,014,783	5,922,784,386	995,156,139	925,450,961	14,690,145	1,949,473	7,552,861,067	6,850,184,820
Investment property	—	—	—	—	7,175,892	7,340,561	7,175,892	7,340,561
Right-of-use-assets	248,401,576	251,295,312	1,891,693	2,447,477	22,317,706	15,309,766	272,610,975	269,052,555
Deferred tax assets	39,363,827	32,658,780	46,471,338	35,274,968	39,404,706	9,735,760	125,239,871	77,669,508

TOTAL ASSETS	9,445,503,670	8,692,439,430	2,883,375,358	2,385,524,692	391,018,556	755,756,914	12,719,897,584	11,833,721,036

	Generation		Distribution and Networks		Holdings and eliminations		Total
	12-31-2024	12-31-2023	12-31-2024	12-31-2023	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	1,716,804,666	2,065,637,016	775,649,811	576,000,954	(248,967,076)	152,280,374	2,243,487,401	2,793,918,344
Other current financial liabilities	76,438,369	476,577,537	—	962,993	7,267,209	137,474,385	83,705,578	615,014,915
Current lease liabilities	21,668,505	18,751,822	862,709	1,295,890	4,354,905	4,090,481	26,886,119	24,138,193
Trade and other payables, current	963,288,430	1,002,109,641	495,310,241	295,724,035	71,835,861	166,658,289	1,530,434,532	1,464,491,965
Current Payable to related parties	468,873,905	460,472,605	242,621,695	265,096,026	(413,193,672)	(262,990,165)	298,301,928	462,578,466
Other current provisions	30,281,880	22,069,709	17,059,475	180,851	4,010,440	2,902,150	51,351,795	25,152,710
Current tax liabilities	121,847,790	62,449,826	—	—	67,222,361	97,657,386	189,070,151	160,107,212
Other current non-financial liabilities	34,405,787	23,205,876	19,795,691	12,741,159	9,535,820	6,487,848	63,737,298	42,434,883
NON-CURRENT LIABILITIES	3,766,133,706	3,247,604,951	1,436,878,152	1,110,485,915	(52,981,190)	(79,174,446)	5,150,030,668	4,278,916,420
Other non-current financial liabilities	474,209,488	474,491,353	—	—	1,899,752,615	1,430,021,588	2,373,962,103	1,904,512,941
Non-current lease liabilities	245,500,584	217,887,656	1,335,321	1,937,104	20,883,026	24,099,267	267,718,931	243,924,027
Trade and other payables, non-current	549,999	177,737	965,522,118	595,066,548	—	290,572	966,072,117	595,534,857
Non-Current payables to related parties	2,596,422,512	2,098,869,424	407,150,575	482,987,295	(1,987,668,214)	(1,547,065,500)	1,015,904,873	1,034,791,219
Other long-term provisions	178,783,087	205,028,658	36,483,614	6,572,028	—	—	215,266,701	211,600,686
Deferred tax liabilities	213,791,517	178,226,692	—	—	(5,894,993)	(5,714,029)	207,896,524	172,512,663
Non-current provisions for employee benefits	20,413,470	20,635,624	25,614,934	22,990,764	19,569,752	19,193,656	65,598,156	62,820,044
Other non-current non-financial liabilities	36,463,049	52,287,807	771,590	932,176	376,624	—	37,611,263	53,219,983

EQUITY	3,962,565,298	3,379,197,463	670,847,395	699,037,823	692,966,822	682,650,986	5,326,379,515	4,760,886,272
Equity attributable to owners of the parent	3,962,565,298	3,379,197,463	670,847,395	699,037,823	692,966,822	682,650,986	4,958,798,421	4,446,079,918
Share and paid-in capital	1,148,758,198	1,076,103,676	177,568,664	177,568,664	2,555,776,608	2,628,431,130	3,882,103,470	3,882,103,470
Retained earnings	2,500,583,736	2,202,473,358	760,828,097	788,921,243	(390,066,044)	(73,543,536)	2,871,345,789	2,917,851,065
Share premiums	85,511,492	85,511,492	273,307	273,307	(85,784,799)	(85,784,799)	—	—
Other reserves	227,711,872	15,108,937	(267,822,673)	(267,725,391)	(1,386,958,943)	(1,786,451,809)	(1,794,650,838)	(2,353,874,617)
Non-controlling interests	-	—	—	—	—	—	367,581,094	314,806,354

Total Liabilities and Equity	9,445,503,670	8,692,439,430	2,883,375,358	2,385,524,692	391,018,556	755,756,914	12,719,897,584	11,833,721,036

The Holdings and eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Generation			Distribution and Networks			Holdings and eliminations			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES AND OTHER OPERATING INCOME	2,784,385,141	3,276,386,938	3,877,758,513	1,641,409,755	1,511,618,986	1,454,721,924	(438,659,603)	(407,759,931)	(376,048,574)	3,987,135,293	4,380,245,993	4,956,431,863
Revenues	2,706,809,183	3,164,037,940	3,302,181,412	1,635,173,833	1,504,847,651	1,449,144,572	(437,250,126)	(406,294,494)	(372,325,894)	3,904,732,890	4,262,591,097	4,379,000,090
Energy sales	2,476,814,605	2,695,962,741	2,625,836,969	1,590,441,019	1,455,710,472	1,334,971,825	(487,522,020)	(460,714,334)	(405,592,652)	3,579,733,604	3,690,958,879	3,555,216,142
Other sales	224,001,691	463,955,105	672,104,106	7,436,464	5,416,211	6,719,051	39,143,080	41,171,562	38,084,659	270,581,235	510,542,878	716,907,816
Other services rendered	5,992,887	4,120,094	4,240,337	37,296,350	43,720,968	107,453,696	11,128,814	13,248,278	(4,817,901)	54,418,051	61,089,340	106,876,132
Other operating income	77,575,958	112,348,998	575,577,101	6,235,922	6,771,335	5,577,352	(1,409,477)	(1,465,437)	(3,722,680)	82,402,403	117,654,896	577,431,773

RAW MATERIALS AND CONSUMABLES USED	(1,845,817,132)	(2,077,670,582)	(2,573,293,127)	(1,467,109,226)	(1,321,193,173)	(1,194,700,166)	407,357,444	403,278,296	368,469,226	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)
Energy purchases	(976,134,775)	(948,153,270)	(1,102,539,973)	(1,353,035,134)	(1,235,044,187)	(1,139,342,609)	413,827,449	397,914,613	356,664,541	(1,915,342,460)	(1,785,282,844)	(1,885,218,041)
Fuel consumption	(334,665,363)	(536,292,557)	(587,063,837)	—	—	—	—	—	—	(334,665,363)	(536,292,557)	(587,063,837)
Transportation expenses	(318,675,365)	(290,452,424)	(305,760,332)	(54,916,726)	(52,134,074)	(17,909,689)	17,371,321	20,994,700	28,150,078	(356,220,770)	(321,591,798)	(295,519,943)
Other miscellaneous supplies and services	(216,341,629)	(302,772,331)	(577,928,985)	(59,157,366)	(34,014,912)	(37,447,868)	(23,841,326)	(15,631,017)	(16,345,393)	(299,340,321)	(352,418,260)	(631,722,246)

CONTRIBUTION MARGIN	938,568,009	1,198,716,356	1,304,465,386	174,300,529	190,425,813	260,021,758	(31,302,159)	(4,481,635)	(7,579,348)	1,081,566,379	1,384,660,534	1,556,907,796

Other work performed by the entity and capitalized	22,404,218	25,505,720	23,738,963	12,853,893	11,265,189	16,574,703	5,474,430	2,858,557	4,256,019	40,732,541	39,629,466	44,569,685
Employee benefits expense	(75,311,306)	(86,389,203)	(72,744,313)	(42,240,347)	(37,799,634)	(39,078,134)	(46,385,481)	(48,598,963)	(46,416,946)	(163,937,134)	(172,787,800)	(158,239,393)
Other expenses, by nature	(162,972,834)	(146,245,510)	(195,666,710)	(84,444,936)	(71,513,304)	(77,662,552)	10,217,580	5,214,949	4,294,415	(237,200,190)	(212,543,865)	(269,034,847)

GROSS OPERATING INCOME	722,688,087	991,587,363	1,059,793,326	60,469,139	92,378,064	159,855,775	(61,995,630)	(45,007,092)	(45,445,860)	721,161,596	1,038,958,335	1,174,203,241

Depreciation and amortization expense	(235,988,508)	(200,466,363)	(183,459,507)	(54,844,885)	(50,976,045)	(56,293,022)	(4,635,585)	(1,957,376)	1,479,578	(295,468,978)	(253,399,784)	(238,272,951)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(2,286,438)	—	—	—	—	—	738,739	(34,203,486)	(7,023,888)	(1,547,699)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(594,370)	90,538	(1,992,280)	(17,842,904)	(10,068,805)	(20,030,616)	7,418	(795,178)	(2,458)	(18,429,856)	(10,773,445)	(22,025,354)

OPERATING INCOME	451,901,723	784,187,650	872,055,101	(12,218,650)	31,333,214	83,532,137	(66,623,797)	(47,759,646)	(43,230,001)	373,059,276	767,761,218	912,357,237

FINANCIAL RESULT	(123,513,540)	(23,516,358)	(85,132,092)	(23,360,369)	(22,406,029)	(20,577,980)	(8,335,783)	(42,461,980)	(13,229,033)	(155,209,692)	(88,384,367)	(118,939,105)
Financial income	47,858,387	89,621,150	13,008,285	33,153,908	35,168,522	29,585,814	(2,729,852)	9,464,164	7,820,486	78,282,443	134,253,836	50,414,585
Cash and cash equivalents	3,002,395	651,382	18,295	84,365	2,946,011	4,038,512	17,828,481	31,005,795	15,842,151	20,915,241	34,603,188	19,898,958
Other financial income	44,855,992	88,969,768	12,989,990	33,069,543	32,222,511	25,547,302	(20,558,333)	(21,541,631)	(8,021,665)	57,367,202	99,650,648	30,515,627
Financial costs	(161,085,122)	(147,833,749)	(115,872,168)	(54,864,611)	(55,938,128)	(50,482,680)	(16,634,529)	(43,295,679)	(27,263,185)	(232,584,262)	(247,067,556)	(193,618,033)
Bank loans	(248)	(13,677)	(347,388)	(100)	(12,988)	(184)	(50,672,257)	(31,790,880)	(11,242,572)	(50,672,605)	(31,817,545)	(11,590,144)
Secured and unsecured obligations	(40,980,417)	(48,465,752)	(50,378,424)	—	—	—	(46,619,308)	(40,692,700)	(42,035,639)	(87,599,725)	(89,158,452)	(92,414,063)
Other	(120,104,457)	(99,354,320)	(65,146,356)	(54,864,511)	(55,925,140)	(50,482,496)	80,657,036	29,187,901	26,015,026	(94,311,932)	(126,091,559)	(89,613,826)
Income from indexation units	16,992,481	19,385,143	609,680	753,498	5,199,031	4,023,279	3,078,206	701,529	1,229,931	20,824,185	25,285,703	5,862,890
Foreign exchange profits (losses)	(27,279,286)	15,311,098	17,122,111	(2,403,164)	(6,835,454)	(3,704,393)	7,950,392	(9,331,994)	4,983,735	(21,732,058)	(856,350)	18,401,453

Share of profit (loss) of associates and joint ventures accounted for using the equity method	8,860,379	6,802,958	4,014,081	—	—	—	(446,704)	(1,100,870)	(732,840)	8,413,675	5,702,088	3,281,241
Other gains (losses)	233,792	8,285,111	935,428	—	(910,726)	—	(525,516)	214,472,552	981,045,868	(291,724)	221,846,937	981,981,296
Gain (loss) from other investments	233,792	1,833,289	124,652	—	—	—	(525,516)	215,618,389	981,045,868	(291,724)	217,451,678	981,170,520
Gain (loss) from the sale of assets	—	6,451,822	810,776	—	(910,726)	—	—	(1,145,837)	—	—	4,395,259	810,776

Profit (loss) before taxes	337,482,354	775,759,361	791,872,518	(35,579,019)	8,016,459	62,954,157	(75,931,800)	123,150,056	923,853,994	225,971,535	906,925,876	1,778,680,669

Income tax	(58,822,194)	(191,408,432)	(151,330,979)	10,093,354	5,986,351	7,698,062	13,800,276	(41,490,404)	(326,063,963)	(34,928,564)	(226,912,485)	(469,696,880)
	—			—			—			—
PROFIT (LOSS)	278,660,160	584,350,929	640,541,539	(25,485,665)	14,002,810	70,652,219	(62,131,524)	81,659,652	597,790,031	191,042,971	680,013,391	1,308,983,789

Profit (loss) attributable to	278,660,160	584,350,929	640,541,539	(25,485,665)	14,002,810	70,652,219	(62,131,524)	81,659,652	597,790,031	191,042,971	680,013,391	1,308,983,789
Profit (loss) attributable to owners of the parent	—	—		—	—	—	—	—	—	145,112,153	633,455,775	1,252,082,258
Profit (loss) attributable to non-controlling interests	—	—		—	—	—	—	—	—	45,930,818	46,557,616	56,901,531

	Generation			Distribution and Networks			Holdings and eliminations			Total
	12-31-2024	12-31-2023	12-31-2022	12-31-2024	12-31-2023	12-31-2022	12-31-2024	12-31-2023	12-31-2022	12-31-2024	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,536,637,041	940,980,864	689,196,260	58,550,733	96,049,904	91,074,469	(64,281,898)	(331,368,523)	(35,491,916)	1,530,905,876	705,662,245	744,778,813
Net cash flows from (used in) investing activities	(825,484,908)	(589,841,542)	(990,157,962)	(68,767,691)	(99,120,863)	(98,077,760)	198,153,195	602,724,068	1,543,807,101	(696,099,404)	(86,238,337)	455,571,379
Net cash flows from (used in) financing activities	(665,526,190)	(155,850,946)	315,350,620	10,434,579	8,624,953	9,965,731	(378,101,708)	(787,009,650)	(953,972,710)	(1,033,193,319)	(934,235,643)	(628,656,359)

The Holdings and eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.